Commitments and Contingencies (Details) - Lease Payments [Member]	Sep. 30, 2016 USD ($)
Other Commitments [Line Items]
Three Months Ending December 31, 2016	$ 35,000
2017	139,000
2018	139,000
2019	23,000
Total	$ 336,000